..........................

                                                            OMB Approval
                                                      ..........................
                                                      ..........................

                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                            2804 One Exchange Square
                                8 Connaught Place
                               Central, Hong Kong

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-12617

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                              --------------------
                            San Francisco, California
                                 August 14, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        2

                    Form 13 F Information Table Entry Total:

                                       13

                    Form 13 F Information Table Value Total:

                              $68,347(thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name: Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT PRN CALL DSCRETN MANAGERS SOLE       SHARED     NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ------- -------- ---------- ---------- -----
2020 CHINACAP ACQUIRCO INC     COM              90212G109      659      89,000 SH        OTHER   01-02                89,000
2020 CHINACAP ACQUIRCO INC     *W EXP 11/08/201 90212G117       45      89,000 SH        OTHER   01-02                89,000
ASIA SPECIAL SIT ACQST CORP    SHS              G0538M105    4,104     445,600 SH        OTHER   01-02               445,600
CHINA HEALTHCARE ACQ CORP      COM              16939Q104    1,872     330,100 SH        OTHER   01-02               330,100
ENERGY INFRASTRUCTURE ACQUI    COM              29269P109    3,465     350,000 SH        OTHER   01-02               350,000
HURRAY HLDGS CO LTD            SPONSORED ADR    447773102    5,867   1,856,500 SH        OTHER   01-02             1,856,500
LINKTONE LTD                   ADR              535925101    3,007   1,634,487 SH        OTHER   01-02             1,634,487
NETEASE COM INC                SPONSORED ADR    64110W102   13,074     600,000 SH        OTHER   01-02               600,000
NETEASE COM INC                SPONSORED ADR    64110W102    3,473     159,400 SH  CALL  OTHER   01-02               159,400
NETEASE COM INC                SPONSORED ADR    64110W102   10,895     500,000 SH  PUT   OTHER   01-02               500,000
PROSHARES TR                   ULTRA XIN CH25   74347R321   14,367     170,000 SH        OTHER   01-02               170,000
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104    3,968     503,600 SH        OTHER   01-02               503,600
SINA CORP                      NOTE     7/1     82922RAB9    3,551   2,000,000 PRN       OTHER   01-02             2,000,000